Non-controlling interest - Net change in non-controlling interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Reconciliation Of Changes In Non-Controlling Interests [Abstract]
Opening balance, beginning of the year	$ 2,240	$ 2,110
Share of income for the year	(657)	526
Distributions	1,402	200
Purchase of non-controlling interest	0	(196)
Additions from business combinations	14,997	0
Balance, end of the year	15,178	2,240
Remexian
Reconciliation Of Changes In Non-Controlling Interests [Abstract]
Opening balance, beginning of the year	0	0
Share of income for the year	(1,289)	0
Distributions	0	0
Purchase of non-controlling interest	0	0
Additions from business combinations	14,997	0
Balance, end of the year	13,708	0
Other subsidiaries
Reconciliation Of Changes In Non-Controlling Interests [Abstract]
Opening balance, beginning of the year	2,240	2,110
Share of income for the year	632	526
Distributions	1,402	200
Purchase of non-controlling interest	0	(196)
Additions from business combinations	0	0
Balance, end of the year	$ 1,470	$ 2,240